Portfolio of investments—February 28, 2021 (unaudited)

		Shares	Value
Exchange-traded funds: 5.15%
iShares Core S&P 500 ETF		9,157	$ 3,495,868
iShares Core U.S. Aggregate Bond ETF		10,082	1,162,858
The Industrial Select Sector SPDR Fund		22,311	2,021,600
Total Exchange-traded funds (Cost $6,128,196)			6,680,326
Investment companies: 92.87%
Affiliated master portfolios: 76.88%
Wells Fargo C&B Large Cap Value Portfolio			4,451,471
Wells Fargo Core Bond Portfolio			10,784,245
Wells Fargo Disciplined International Developed Markets Portfolio			3,861,267
Wells Fargo Disciplined Large Cap Portfolio			9,569,754
Wells Fargo Diversified Large Cap Growth Portfolio			8,938,154
Wells Fargo Emerging Growth Portfolio			1,312,366
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			1,079,948
Wells Fargo Factor Enhanced International Equity Portfolio			1,283,817
Wells Fargo International Value Portfolio			2,621,305
Wells Fargo Large Company Value Portfolio			8,927,097
Wells Fargo Managed Fixed Income Portfolio			36,979,051
Wells Fargo Real Return Portfolio			5,684,204
Wells Fargo Small Company Growth Portfolio			1,332,170
Wells Fargo Small Company Value Portfolio			2,858,222
			99,683,071
Bond funds: 14.31%
Wells Fargo Conservative Income Fund Institutional Class ♠		1,847,530	18,549,198
Stock funds: 1.68%
Wells Fargo Emerging Markets Equity Fund Class R6 ♠		30,758	1,089,771
Wells Fargo Emerging Markets Equity Income Fund Class R6 ♠		83,112	1,090,432
			2,180,203
Total Investment companies (Cost $98,778,941)			120,412,472
Total investments in securities (Cost $104,907,137)	98.02%		127,092,798
Other assets and liabilities, net	1.98		2,564,589
Total net assets	100.00%		$129,657,387

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets
Investment companies
Bond funds
Wells Fargo Conservative Income Fund Institutional Class	$18,653,995	$1,047,180	$(1,188,309)	$172	$36,160	$18,549,198	14.31%
Stock funds
Wells Fargo Emerging Markets Equity Fund Class R6	1,069,244	4,527	(416,626)	111,323	321,303	1,089,771
Wells Fargo Emerging Markets Equity Income Fund Class R6	1,035,794	24,555	(352,768)	32,150	350,701	1,090,432
						2,180,203	1.68
				$143,645	$708,164	$20,729,401	15.99%

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized capital gains (losses) on distributions from affiliated Underlying Funds
Investment companies
Bond funds
Wells Fargo Conservative Income Fund Institutional Class	1,847,530	$120,516	$0
Stock funds
Wells Fargo Emerging Markets Equity Fund Class R6	30,758	4,527	0
Wells Fargo Emerging Markets Equity Income Fund Class R6	83,112	24,555	0
		$149,598	$0
See accompanying notes to portfolio of investments

2  |  Wells Fargo Moderate Balanced Fund

Portfolio of investments—February 28, 2021 (unaudited)
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1.53%	1.26%	$309,474	$1,124,462	$0	$64,905	$67	$4,451,471
Wells Fargo Core Bond Portfolio	0.18	0.18	239,612	(122,867)	129,782	0	255	10,784,245
Wells Fargo Disciplined International Developed Markets Portfolio	2.18	1.98	811,830	172,172	0	57,244	169	3,861,267
Wells Fargo Disciplined Large Cap Portfolio	3.21	2.98	392,156	1,881,893	0	120,000	619	9,569,754
Wells Fargo Diversified Large Cap Growth Portfolio	4.03	3.69	1,060,610	1,401,321	0	57,258	261	8,938,154
Wells Fargo Emerging Growth Portfolio	0.19	0.13	262,084	399,037	0	2,810	346	1,312,366
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.53	0.63	95,728	261,913	0	21,855	9	1,079,948
Wells Fargo Factor Enhanced International Equity Portfolio	0.00	0.19	22,114	210,791	0	16,577	8	1,283,817
Wells Fargo High Yield Corporate Bond Portfolio	4.64	0.00	274,835	91,253	219,343	0	36	0
Wells Fargo International Value Portfolio	0.50	0.87	(542,611)	1,260,159	0	57,051	653	2,621,305
Wells Fargo Large Company Value Portfolio	3.93	3.61	2,484,847	102,370	9	141,657	114	8,927,097
Wells Fargo Managed Fixed Income Portfolio	8.11	7.77	296,989	408,495	822,008	0	733	36,979,051
Wells Fargo Real Return Portfolio	3.48	2.45	6,060	298,740	78,645	17,466	36	5,684,204
Wells Fargo Small Company Growth Portfolio	0.10	0.09	279,229	280,505	0	5,715	48	1,332,170
Wells Fargo Small Company Value Portfolio	0.65	0.51	100,734	1,272,881	0	40,941	249	2,858,222
			$6,093,691	$9,043,125	$1,249,787	$603,479	$3,603	$99,683,071	76.88%
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	34	3-19-2021	$3,875,083	$3,738,640	$0	$(136,443)
IBEX 35 Index	54	3-19-2021	5,309,806	5,340,261	30,455	0
MSCI Emerging Markets Index	67	3-19-2021	4,424,522	4,482,635	58,113	0
OMX Stockholm 30 Index	222	3-19-2021	5,340,157	5,271,379	0	(68,778)
Short
E-Mini NASDAQ 100 Index	(12)	3-19-2021	(3,246,308)	(3,098,640)	147,668	0
E-Mini S&P 500 Index	(20)	3-19-2021	(3,899,561)	(3,809,200)	90,361	0
Euro STOXX 50 Index	(118)	3-19-2021	(5,128,013)	(5,163,868)	0	(35,855)
Mini-DAX Index	(63)	3-19-2021	(5,068,438)	(5,229,293)	0	(160,855)
					$326,597	$(401,931)
See accompanying notes to portfolio of investments

4  |  Wells Fargo Moderate Balanced Fund

Notes to portfolio of investments—February 28, 2021 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to portfolio of investments—February 28, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$6,680,326	$0	$0	$6,680,326
Investment companies	20,729,401	0	0	20,729,401
Investments measured at net asset value*				99,683,071
	27,409,727	0	0	127,092,798
Futures contracts	326,597	0	0	326,597
Total assets	$27,736,324	$0	$0	$127,419,395
Liabilities
Futures contracts	$401,931	$0	$0	$401,931
Total liabilities	$401,931	$0	$0	$401,931

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $99,683,071. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the nine months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

6  |  Wells Fargo Moderate Balanced Fund